Share capital and share premium account - Additional Information (Detail) - £ / shares	Dec. 31, 2023	Jul. 18, 2022
Employee share ownership plan
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	58,817,197
ESOP, held for future exercise
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	58,493,518
Executive Supplemental Savings Plan
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	323,679
Treasury shares
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	197,068,169
Free issue
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	4,056,260,617
Ordinary shares | Share consolidation as a result of Consumer Healthcare business demerger
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share received for every five existing shares (in shares)		4
Par value per share (in pence per share)		£ 0.3125
Surrendered shares for every four new shares received (in shares)		5
Par value of shares surrendered in lieu of new shares (in pence per share)		£ 25